PGIM S&P 500 Buffer 20 ETF - June
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 105.5%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $112,167)(wb)	112,167	$112,167
Options Purchased*~ 104.2%
(cost $8,380,404)		9,062,689

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5% (cost $8,492,571)		9,174,856
Options Written*~ (5.5)%
(premiums received $331,026)		(478,096)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,161,545)		8,696,760
Liabilities in excess of other assets(z) (0.0)%		(1,418)

Net Assets 100.0%		$8,695,342

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27		151		15	$8,999,716
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37		151		15	62,973
Total Options Purchased (cost $8,380,404)								$9,062,689

PGIM S&P 500 Buffer 20 ETF - June
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$592.29		151		15	$(460,197)
SPDR S&P 500 ETF Trust	Put	05/30/25	$421.90		151		15	(17,899)
Total Options Written (premiums received $331,026)							$(478,096)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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